Other Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Net pension assets	$ 5.1	$ 5.6
Land rights	8.9	9.3
Deferred investment costs	2.4	1.8
Deferred financing costs	2.3	1.5
Other	6.5	7.3
Other non-current assets	$ 25.2	$ 25.5